Label	Element	Value
Innovator Emerging Markets Power Buffer ETF™ - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $0.48 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	117.10%
Innovator Emerging Markets Power Buffer ETF™ - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $48.24 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.20%
Innovator Emerging Markets Power Buffer ETF™ - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $41.00 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.10%)
Innovator Emerging Markets Power Buffer ETF™ - July | iShares MSCI Emerging Markets ETF, Expiration: 06/30/2026; Exercise Price: $54.93 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(17.30%)